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                                                      OMB Approval
                                                      OMB Number: 3235-0578
                                                      Expires: February 28, 2006
                                                      Estimated average burden
                                                      hours per response: 20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

   27777 Franklin Road, Suite 1850
         Southfield, Michigan                                           48034
(Address of principal executive offices)                              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1850
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

                         LONG-TERM STATE AND                              PRINCIPAL                      FAIR
                        MUNICIPAL OBLIGATIONS                               AMOUNT        COST          VALUE
MICHIGAN (58.8% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                    $   425,000   $   441,093   $   454,104
Detroit, Michigan, FSA, Series A, 5%, April 2019                             640,000       601,811       672,915
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                   520,000       516,001       553,166
Detroit, Michigan, City School District, 4.95%, May 2005                     200,000       186,398       201,910
Detroit, Michigan, City School District, 5.5%, May 2020                      385,000       398,463       427,250
Detroit, Michigan, City School District, 5%, May 2022                        500,000       517,300       526,385
Detroit, Michigan, Sewage Disposal, Series B, 5.25%, July 2015               500,000       484,270       512,445
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                  250,000       250,000       264,143
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                  350,000       363,702       365,750
Detroit, Michigan, Water Supply System, Series A, 5.5%, July 2015            330,000       347,150       338,973
Dundee, Michigan, Community School District, 5.375%, May 2020                365,000       359,525       396,755
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
 Bronson Methodist Hospital, 5.25%, May 2018                                 270,000       262,475       286,367
Lincoln, Michigan, Consolidated School District, 5%, May 2018                170,000       170,000       176,033
Livonia, Michigan, Public Schools, 5.75%, May 2018                           380,000       395,200       433,242
Macomb County, Michigan, Building Authority, 5%, March 2021                  500,000       500,000       530,570
Madison, Michigan, District Public Schools, 5.125%, May 2018                 750,000       711,555       786,180
Michigan Municipal Bond Authority Revenue, Local Government
 Loan Program, 6%, December 2013                                             130,000       134,940       133,228
Michigan Municipal Bond Authority Revenue, Local Government
 Loan Program, 5.375%, November 2017                                         150,000       154,161       156,763
Michigan Municipal Bond Authority Revenue, Clean Water,
 State Revolving Fund, 5%, October 2023                                      535,000       554,389       561,194
Michigan State Building Authority Revenue, Series 1, 4.75%,
 October 2021                                                                270,000       281,257       276,234
Michigan State Trunk Line, Series A, 4.75%, November 2020                    120,000       107,835       123,668
Michigan State House of Representatives Certificates of Participation,
 5%, August 2020                                                             460,000       406,525       482,140
Novi, Michigan, Building Authority, 5.6%, October 2019                       420,000       458,161       466,305
Saginaw Valley State University General Revenue, Michigan, 5.25%,
 July 2019                                                                   610,000       569,478       653,908
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018               150,000       136,501       156,024
University, Michigan, University Revenue Housing, 5.125%,
 November 2015                                                               350,000       366,572       368,032
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019              500,000       534,250       543,500
Wayland, Michigan, Unified School District, 5.125%, May 2017               1,025,000       976,231     1,074,641
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
 December 2015                                                               135,000       136,832       144,831
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
 December 2017                                                               500,000       526,803       533,575
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
 December 2023                                                               325,000       332,079       333,278
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        565,000       575,407       597,996
Wyandotte, Michigan, Downtown Development, 6.25%,
 December 2008                                                               605,000       586,802       688,799
Wyoming, Michigan, Public Schools, 5.25%, May 2017                           675,000       713,947       712,361
Zeeland, Michigan, Public Schools, 5%, May 2023                              225,000       235,348       236,698
                                                                         -----------   -----------   -----------
                                                                          14,285,000    14,292,461    15,169,363
                                                                         -----------   -----------   -----------

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

                        LONG-TERM STATE AND                            PRINCIPAL                      FAIR
                       MUNICIPAL OBLIGATIONS                            AMOUNT         COST          VALUE
ALL OTHER STATES AND TERRITORIES (41.2% OF INVESTMENT FAIR VALUE)
Alaska State Housing Finance Corporation, 6.1%, June 2007             $    85,000   $    85,000   $    86,364
Alaska State Housing Finance Corporation, 6.2%, June 2008                 165,000       165,000       167,869
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014        750,000       724,900       868,343
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008        290,000       258,381       310,523
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009        700,000       622,804       749,448
Maryland State Health and Higher Educational Facilities Authority
 Revenue Johns Hopkins Hospital Redevelopment Issue,
 6.625%, July 2008                                                        190,000       190,000       204,406
Mercer County, New Jersey, Improvement Authority Revenue,
 State Justice Complex, 6.4%, January 2018                                500,000       463,270       589,510
Akron, New York, Central School District, 5.9%, June 2014                 100,000       108,776       103,599
Metropolitan Transportation Authority, New York, Commuter
 Facilities Revenue, 5.25%, July 2017                                     310,000       299,541       345,566
New York, New York, City Municipal Water Authority, Water and
 Sewer System Revenue, 5.625%, June 2019                                  320,000       330,407       339,021
New York, New York, City Municipal Water Authority, Water and
 Sewer System Revenue, 5.625%, June 2019                                  625,000       645,325       659,475
New York, New York, City Municipal Water Finance Authority,
 Water and Sewer System Revenue, 5.125%, June 2022                        205,000       194,549       214,176
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
 Center, U. S. Treasury, 6.25%, July 2011                                 615,000       611,039       681,961
Puerto Rico Commonwealth Highway and Transportation Authority
 Highway Revenue, 6.25%, July 2012                                        500,000       544,085       598,995
Puerto Rico Industrial, Tourist, Educational, Medical and
 Environmental Control Facilities Financing Authority, 1998
 Series A, 5.375%, October 2013                                           435,000       454,144       481,336
Puerto Rico Public Finance Corporation Commonwealth
 Appropriation, 5.375%, June 2017                                         565,000       560,231       655,999
Austin, Texas, Utility System Revenue, 6%, April 2006                     500,000       474,565       523,765
Canutillo, Texas, Independent School District, 5%, August 2023            450,000       458,931       473,197
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
 February 2020                                                            480,000       488,577       511,474
Corpus Christi, Texas, Business and Job Development Corporate Sales
 Tax Revenue, 5%, September 2021                                          475,000       483,906       502,426
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018           500,000       527,365       540,405
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020         730,000       763,366       808,219
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006           200,000       178,876       208,056
                                                                      -----------   -----------   -----------
                                                                        9,690,000     9,633,038    10,624,133
                                                                      -----------   -----------   -----------
             Total investments                                        $23,975,000   $23,925,499   $25,793,496
                                                                      ===========   ===========   ===========

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ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 3. EXHIBITS.

      (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By: /s/ Joel D. Tauber
    ------------------------------------------------
    Joel D. Tauber, President

Date: February 15, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Joel D. Tauber
    ------------------------------------------------
    Joel D. Tauber, President

Date: February 15, 2005

By: /s/ Ellen T. Horing
    -------------------------------------------------
    Ellen T. Horing, Treasurer

Date: February 15, 2005

                                  EXHIBIT INDEX

Exhibit No.       Description
(99)              Certifications pursuant to Section 302 of the Sarbanes-Oxley
                  Act of 2002.